Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000226322
Shareholder Report [Line Items]
Fund Name	Democracy International Fund
Class Name	Democracy International Fund
Trading Symbol	DMCY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Democracy International Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.democracyinvestments.com/fund. You can also request this information by contacting us at 1-877-776-3629.
Additional Information Phone Number	1-877-776-3629
Additional Information Website	https://www.democracyinvestments.com/fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Democracy International Fund	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
AssetsNet	$ 10,501,282
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 17,840
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,501,282	198	$17,840	0%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	11.7%
Sweden	2.4%
Netherlands	2.5%
India	3.2%
Taiwan	4.3%
Australia	5.1%
Japan	5.3%
Switzerland	6.2%
France	7.1%
Germany	7.1%
Canada	7.5%
United Kingdom	9.4%
Exchange-Traded Funds	27.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Vanguard FTSE Pacific ETF	19.8%
Vanguard FTSE Emerging Markets ETF	8.1%
iShares MSCI Japan ETF	5.3%
iShares MSCI Australia ETF	4.9%
iShares MSCI Taiwan ETF	4.3%
iShares MSCI India ETF	3.2%
ASML Holding	1.5%
SAP	1.5%
Nestle	1.1%
Siemens	1.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-776-3629
Updated Prospectus Web Address	https://www.democracyinvestments.com/fund